UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen Insured Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 7.4% (4.9% of Total Investments)
$ 1,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	$ 937,330
	2006C-2, 5.000%, 11/15/36 (UB)
5,655	Colbert County-Northwest Health Care Authority, Alabama, Revenue Bonds, Helen Keller Hospital,	6/13 at 101.00	Ba1	5,053,647
	Series 2003, 5.750%, 6/01/27
3,100	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 1998A, 5.400%, 6/01/22	5/12 at 102.00	A2 (4)	3,346,016
	(Pre-refunded 5/14/12) – NPFG Insured
6,280	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 2002D, 5.000%,	8/12 at 100.00	AAA	6,667,162
	2/01/32 (Pre-refunded 8/01/12) – FGIC Insured
1,750	Montgomery, Alabama, General Obligation Warrants, Series 2003, 5.000%, 5/01/21 – AMBAC Insured	5/12 at 101.00	AA+	1,839,933
4,500	Sheffield, Alabama, Electric Revenue Bonds, Series 2003, 5.500%, 7/01/29 – AMBAC Insured	7/13 at 100.00	Aa3	4,515,975
22,285	Total Alabama			22,360,063
	Arizona – 5.2% (3.4% of Total Investments)
10,000	Maricopa County Pollution Control Corporation, Arizona, Revenue Bonds, Arizona Public Service	11/12 at 100.00	Baa2	9,305,200
	Company – Palo Verde Project, Series 2002A, 5.050%, 5/01/29 – AMBAC Insured
6,545	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%, 7/01/37 –	No Opt. Call	AA	5,313,755
	FGIC Insured
1,250	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	9/20 at 100.00	AA+	1,148,125
	Healthcare, Series 2006C, Re-offering, 5.000%, 9/01/35 – AGC Insured
17,795	Total Arizona			15,767,080
	California – 21.2% (14.0% of Total Investments)
26,300	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	12/12 at 100.00	A2	24,148,658
	Capital East End Project, Series 2002A, 5.000%, 12/01/27 – AMBAC Insured
250	California State, General Obligation Bonds, Series 2002, 5.250%, 4/01/30 – SYNCORA GTY Insured	4/12 at 100.00	A1	237,663
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	4/14 at 100.00	A1	4,558
7,495	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AAA	8,409,615
	4/01/14) – AMBAC Insured
2,910	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Housing	8/12 at 102.00	A	2,514,473
	Set-Aside, Series 2002D, 5.000%, 8/01/26 – NPFG Insured
8,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	6,652,880
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	147,395
	Bonds, Series 2007A-1, 5.125%, 6/01/47
2,500	Irvine Public Facilities and Infrastructure Authority, California, Assessment Revenue Bonds,	9/13 at 100.00	N/R	2,352,325
	Series 2003C, 5.000%, 9/02/23 – AMBAC Insured
4,000	Montara Sanitation District, California, General Obligation Bonds, Series 2003, 5.000%,	8/11 at 101.00	AA–	3,922,320
	8/01/28 – FGIC Insured
	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series 2003A:
1,130	5.250%, 6/01/19 – AMBAC Insured	6/13 at 101.00	A–	1,150,916
1,255	5.250%, 6/01/21 – AMBAC Insured	6/13 at 101.00	A–	1,259,656
1,210	Redding Joint Powers Financing Authority, California, Lease Revenue Bonds, Capital Improvement	3/13 at 100.00	A	1,212,226
	Projects, Series 2003A, 5.000%, 3/01/23 – AMBAC Insured
3,750	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	A+	3,756,113
	5.000%, 8/15/28 – NPFG Insured
1,500	San Diego Community College District, California, General Obligation Bonds, Series 2003A,	5/13 at 100.00	AA+	1,491,315
	5.000%, 5/01/28 – AGM Insured
1,055	Turlock Irrigation District, California, Certificates of Participation, Series 2003A, 5.000%,	1/13 at 100.00	A	992,365
	1/01/28 – NPFG Insured
6,300	University of California, General Revenue Bonds, Multi-Purpose Projects Series 2003A, 5.000%,	5/13 at 100.00	Aa1	6,098,022
	5/15/33 – AMBAC Insured (UB)
67,910	Total California			64,350,500
	Colorado – 4.6% (3.1% of Total Investments)
	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003:
4,300	5.500%, 12/01/23 – AGM Insured	12/13 at 100.00	AA+	4,407,844
3,750	5.500%, 12/01/28 – AGM Insured	12/13 at 100.00	AA+	3,782,438
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/14 at 100.00	A	1,420,145
	Peak-to-Peak Charter School, Series 2004, 5.250%, 8/15/24 – SYNCORA GTY Insured
4,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AA+	3,273,750
	Series 2006C-1, Trust 1090, 14.848%, 10/01/41 – AGM Insured (IF)
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/30 –	No Opt. Call	Baa1	692,250
	NPFG Insured
2,900	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/34 –	No Opt. Call	Baa1	477,949
	NPFG Insured
19,900	Total Colorado			14,054,376
	District of Columbia – 0.5% (0.4% of Total Investments)
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital	No Opt. Call	AA+	1,206,100
	Appriciation Series 2009B-2, 0.000%, 10/01/36 – AGC Insured
665	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/16 at 100.00	AA+	446,966
	Bonds, Series 2007, Residuals 1606, 11.381%, 10/01/30 – AMBAC Insured (IF)
7,665	Total District of Columbia			1,653,066
	Florida – 24.0% (15.9% of Total Investments)
1,000	Bay County, Florida, Water System Revenue Bonds, Series 2005, 5.000%, 9/01/25 – AMBAC Insured	9/15 at 100.00	A1	1,001,990
	Clay County, Florida, Uiltity System Revenue Bonds, Series 2007:
1,500	5.000%, 11/01/27 – SYNCORA GTY Insured (UB)	11/17 at 100.00	AAA	1,504,575
3,000	5.000%, 11/01/32 – SYNCORA GTY Insured (UB)	11/17 at 100.00	AAA	2,878,770
400	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 –	10/14 at 100.00	AA–	407,480
	NPFG Insured
1,000	Escambia County, Florida, Sales Tax Revenue Refunding Bonds, Series 2002, 5.250%, 10/01/17 –	10/12 at 101.00	A+	1,071,230
	AMBAC Insured
1,525	Fernandina Beach, Florida, Utility Acquisition and Improvement Revenue Bonds, Series 2003,	9/13 at 100.00	BBB	1,458,739
	5.000%, 9/01/23 – FGIC Insured
500	Flagler County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/30 –	10/15 at 100.00	A	472,730
	NPFG Insured
140	Florida Housing Finance Agency, GNMA Collateralized Home Ownership Revenue Refunding Bonds,	No Opt. Call	AAA	151,780
	Series 1987G-1, 8.595%, 11/01/17
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2008, Trust	No Opt. Call	AAA	2,287,800
	2929, 16.817%, 12/01/16 – AGC Insured (IF)
2,240	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic	No Opt. Call	Aa3	2,470,115
	Facilities Improvements, Series 2004, 5.000%, 10/01/14 – AMBAC Insured
2,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002A,	10/12 at 100.00	AA+	1,933,820
	5.125%, 10/01/32 – AGM Insured
105	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Refunding Bonds,	10/13 at 100.00	AA+	112,562
	Series 2003A, 5.000%, 10/01/17 – AGM Insured
350	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.500%, 6/01/38 –	6/18 at 100.00	AA+	326,820
	AGM Insured
1,765	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	Aa3	1,586,806
	Health System, Series 2005D, 5.000%, 11/15/35 – NPFG Insured
180	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/15 at 100.00	Aa3 (4)	207,025
	Health System, Series 2005D, 5.000%, 11/15/35 (Pre-refunded 11/15/15) – NPFG Insured
3,500	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist	11/13 at 100.00	N/R (4)	3,937,605
	Health System/Sunbelt Obligated Group, Series 2003D, 5.875%, 11/15/29 (Pre-refunded 11/15/13)
1,500	Hillsborough County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa2	1,447,425
	7/01/29 – NPFG Insured
2,270	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AA+	2,393,624
	Series 2002, 5.375%, 10/01/18 – FGIC Insured
2,265	Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B, 5.000%, 10/01/20 – AMBAC Insured	10/12 at 100.00	N/R	2,270,232
1,730	Lee County, Florida, Transportation Facilities Revenue Bonds, Series 2004B, 5.000%, 10/01/22 –	10/14 at 100.00	A–	1,742,543
	AMBAC Insured
500	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	A3	424,020
	NPFG Insured
3,000	Marco Island, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/27 –	10/13 at 100.00	Aa3	2,940,000
	NPFG Insured
500	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Refunding Series 2008B,	No Opt. Call	AA+	545,350
	5.250%, 10/01/22 – AGM Insured
2,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 1999A, 5.000%,	4/11 at 100.50	Aa2	1,933,880
	10/01/29 – FGIC Insured
2,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/17 – FGIC Insured	1/13 at 100.00	AA	2,112,260
1,500	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002B, 5.125%, 1/01/32 – FGIC Insured	1/13 at 100.00	AA	1,457,760
3,370	Osceola County School Board, Florida, Certificates of Participation, Series 2002A, 5.125%,	6/12 at 101.00	Aa3 (4)	3,602,227
	6/01/20 (Pre-refunded 6/01/12) – AMBAC Insured
3,335	Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds, Series 2004, 5.250%, 10/01/20 –	10/14 at 100.00	AA–	3,551,542
	NPFG Insured
1,095	Palm Bay, Florida, Utility System Revenue Bonds, Series 2004, 5.250%, 10/01/20 – NPFG Insured	10/14 at 100.00	Aa3	1,166,098
2,670	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.000%,	8/12 at 100.00	AA+	2,600,153
	8/01/28 – AGM Insured
1,950	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AA+ (4)	2,086,578
	8/01/20 (Pre-refunded 8/01/12) – AGM Insured
	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System,
	Series 2003:
3,000	5.500%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa3 (4)	3,311,610
2,800	5.750%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa3 (4)	3,106,656
1,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	Baa1	838,130
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
2,115	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/23 – NPFG Insured	9/13 at 100.00	A+	2,127,119
1,500	Port St. Lucie, Florida, Stormwater Utility System Revenue Refunding Bonds, Series 2002,	5/12 at 100.00	Aa3	1,503,120
	5.000%, 5/01/23 – NPFG Insured
225	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%, 9/01/35 –	9/18 at 100.00	AA+	217,604
	AGC Insured
1,500	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health	2/13 at 100.00	Aaa	1,628,655
	Systems of South Florida, Series 2003, 5.200%, 11/15/28 (Pre-refunded 2/01/13)
1,730	St. John’s County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/24 –	10/14 at 100.00	A+	1,743,996
	AMBAC Insured
4,000	St. Lucie County School Board, Florida, Certificates of Participation, Master Lease Program,	7/14 at 100.00	AA+	4,003,560
	Series 2004A, 5.000%, 7/01/24 – AGM Insured
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	AA+	1,162,620
1,250	Volusia County Educational Facilities Authority, Florida, Revenue Refunding Bonds,	10/13 at 100.00	Baa2	1,101,425
	Embry-Riddle Aeronautical University, Series 2003, 5.200%, 10/15/33 – RAAI Insured
71,710	Total Florida			72,828,034
	Georgia – 2.1% (1.4% of Total Investments)
3,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.375%, 11/01/39 –	11/19 at 100.00	AA+	2,975,850
	AGM Insured
1,410	DeKalb County, Georgia, Water and Sewer Revenue Bonds, Series 2006A, 5.000%, 10/01/35 –	10/16 at 100.00	AA+	1,415,767
	AGM Insured
1,825	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Second	1/13 at 100.00	AA+ (4)	1,972,132
	Indenture Series 2002, 5.000%, 7/01/32 (Pre-refunded 1/01/13) – NPFG Insured
6,235	Total Georgia			6,363,749
	Illinois – 5.0% (3.3% of Total Investments)
5,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	No Opt. Call	AA+	4,808,850
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,635	5.125%, 12/01/20 – AGM Insured	12/14 at 100.00	Aa3	1,702,395
1,465	5.125%, 12/01/23 – AGM Insured	12/14 at 100.00	Aa3	1,495,941
	Cook County School District 145, Arbor Park, Illinois, General Obligation Bonds, Series 2004:
1,650	5.125%, 12/01/20 – AGM Insured (ETM)	12/14 at 100.00	AA+ (4)	1,745,568
1,475	5.125%, 12/01/23 – AGM Insured (ETM)	12/14 at 100.00	AA+ (4)	1,532,658
2,500	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2003,	7/13 at 100.00	AA+	2,508,300
	5.250%, 7/01/23
13,300	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	1,266,293
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/45 – AGM Insured
27,025	Total Illinois			15,060,005
	Indiana – 7.5% (5.0% of Total Investments)
2,500	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/23 –	7/13 at 100.00	A1	2,504,975
	AMBAC Insured
2,190	Indiana Bond Bank, Advance Purchase Funding Bonds, Common School Fund, Series 2003B, 5.000%,	8/13 at 100.00	Baa1	2,213,718
	8/01/19 – NPFG Insured
1,860	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	1,681,645
	NPFG Insured
1,000	Indiana University, Student Fee Revenue Bonds, Series 2003O, 5.000%, 8/01/22 – FGIC Insured	8/13 at 100.00	Aaa	1,046,150
	IPS Multi-School Building Corporation, Indiana, First Mortgage Revenue Bonds, Series 2003:
11,020	5.000%, 7/15/19 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	12,106,019
3,000	5.000%, 7/15/20 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	AA (4)	3,295,650
21,570	Total Indiana			22,848,157
	Kansas – 1.7% (1.1% of Total Investments)
5,000	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and	4/13 at 102.00	AA	5,133,000
	Development Facilities Projects, Series 2003C, 5.000%, 10/01/22 – AMBAC Insured
	Kentucky – 0.4% (0.2% of Total Investments)
985	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 77, Series	8/13 at 100.00	Aa3 (4)	1,086,731
	2003, 5.000%, 8/01/23 (Pre-refunded 8/01/13) – NPFG Insured
	Louisiana – 2.5% (1.6% of Total Investments)
2,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B,	5/20 at 100.00	AA	1,868,200
	5.000%, 5/01/45
5,785	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.300%, 12/01/27 –	12/12 at 100.00	A3	5,575,583
	FGIC Insured
7,785	Total Louisiana			7,443,783
	Massachusetts – 0.4% (0.2% of Total Investments)
1,125	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,143,630
	5.125%, 9/01/23
	Michigan – 9.8% (6.5% of Total Investments)
6,130	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%,	7/13 at 100.00	A+ (4)	6,717,806
	7/01/23 (Pre-refunded 7/01/13) – NPFG Insured
4,465	Detroit, Michigan, Senior Lien Water Supply System Revenue Refunding Bonds, Series 2003C,	7/13 at 100.00	A+	4,479,913
	5.000%, 7/01/22 – NPFG Insured
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A,	12/16 at 100.00	AA	914,060
	5.000%, 12/01/31 (UB)
10,800	Michigan Strategic Fund, Limited Obligation Resource Recovery Revenue Refunding Bonds, Detroit	12/12 at 100.00	BBB+	9,852,732
	Edison Company, Series 2002D, 5.250%, 12/15/32 – SYNCORA GTY Insured
2,250	Romulus Community Schools, Wayne County, Michigan, General Obligation Refunding Bonds, Series	5/11 at 100.00	Aa2	2,229,773
	2001, 5.250%, 5/01/25
6,500	Wayne County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds, Detroit	12/11 at 101.00	A–	5,507,775
	Metropolitan Wayne County Airport, Series 2001A, 5.000%, 12/01/30 – NPFG Insured
31,145	Total Michigan			29,702,059
	Missouri – 1.0% (0.7% of Total Investments)
240	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004,	3/14 at 100.00	AA+	253,001
	5.250%, 3/01/24 – AGM Insured
215	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004,	3/14 at 100.00	AA+ (4)	228,031
	5.250%, 3/01/23 – AGM Insured
	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2004:
1,110	5.250%, 3/01/23 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,248,728
1,260	5.250%, 3/01/24 (Pre-refunded 3/01/14) – AGM Insured	3/14 at 100.00	AA+ (4)	1,417,475
2,825	Total Missouri			3,147,235
	Nebraska – 1.7% (1.1% of Total Investments)
5,000	Lincoln, Nebraska, Sanitary Sewerage System Revenue Refunding Bonds, Series 2003, 5.000%,	6/13 at 100.00	AA+	5,005,250
	6/15/28 – NPFG Insured
	New Mexico – 0.7% (0.5% of Total Investments)
1,975	New Mexico State University, Revenue Bonds, Series 2004, 5.000%, 4/01/19 – AMBAC Insured	4/14 at 100.00	AA	2,129,998
	New York – 9.8% (6.5% of Total Investments)
2,020	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	1,532,069
	2/15/47 – NPFG Insured
25,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	23,067,998
	Series 2002F, 5.000%, 11/15/31 – NPFG Insured
1,850	New York State Urban Development Corporation, Service Contract Revenue Bonds, Series 2005B,	3/15 at 100.00	AAA	1,885,816
	5.000%, 3/15/25 – AGM Insured (UB)
3,335	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Tender	3/17 at 100.00	AAA	3,085,175
	Option Bond Trust 09-6W, 12.795%, 3/15/37 (IF)
32,205	Total New York			29,571,058
	North Carolina – 2.1% (1.4% of Total Investments)
8,700	North Carolina Medical Care Commission, Revenue Bonds, Maria Parham Medical Center, Series	10/13 at 100.00	BB	6,471,582
	2003, 5.375%, 10/01/33 – RAAI Insured
	Ohio – 0.7% (0.4% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
65	5.125%, 6/01/24	6/17 at 100.00	Baa3	49,009
710	5.875%, 6/01/30	6/17 at 100.00	Baa3	495,452
685	5.750%, 6/01/34	6/17 at 100.00	Baa3	454,306
1,570	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,034,159
3,030	Total Ohio			2,032,926
	Oklahoma – 0.3% (0.2% of Total Investments)
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,019,990
	7/01/24 – AMBAC Insured
	Oregon – 2.5% (1.7% of Total Investments)
8,350	Oregon Health Sciences University, Revenue Bonds, Series 2002A, 5.000%, 7/01/32 – NPFG Insured	1/13 at 100.00	A1	7,709,472
	Pennsylvania – 8.0% (5.3% of Total Investments)
3,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s	8/13 at 100.00	AAA	3,328,620
	Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded 8/15/13)
3,500	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	2,624,195
	6/01/33 – AGM Insured
2,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	8/13 at 100.00	AA+	1,894,580
	5.000%, 8/01/32 – AGM Insured
925	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%,	2/11 at 100.00	AAA	950,271
	8/01/27 – AMBAC Insured (ETM)
1,350	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA+	1,318,316
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
13,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	14,223,948
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
23,775	Total Pennsylvania			24,339,930
	Puerto Rico – 0.7% (0.5% of Total Investments)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26	7/12 at 101.00	AA+ (4)	1,075,360
	(Pre-refunded 7/01/12) – AGM Insured
10,350	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	1,167,894
	8/01/43 – NPFG Insured
11,350	Total Puerto Rico			2,243,254
	South Carolina – 5.7% (3.8% of Total Investments)
5,000	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center,	11/14 at 100.00	AA+	5,091,950
	Series 2004A, 5.250%, 11/01/23 – AGM Insured
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2003:
3,000	5.000%, 12/01/22 (UB)	12/13 at 100.00	AA	3,038,100
1,785	5.000%, 12/01/23 (UB)	12/13 at 100.00	AA	1,799,548
8,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2002A, 5.000%,	10/12 at 100.00	A1	7,416,400
	10/01/33 – AMBAC Insured
17,785	Total South Carolina			17,345,998
	Texas – 8.4% (5.6% of Total Investments)
1,885	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA+	1,837,856
	AGM Insured
	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,
	Series 2003:
1,660	5.375%, 2/15/26 (Pre-refunded 2/15/13) – AGM Insured	2/13 at 100.00	AA+ (4)	1,813,284
12,500	5.125%, 2/15/31 (Pre-refunded 2/15/13) – AGM Insured	2/13 at 100.00	AA+ (4)	13,591,123
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	2,058,480
	5/15/25 – NPFG Insured
1,160	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.250%, 3/01/20 – NPFG Insured	3/12 at 100.00	AA	1,205,205
4,355	Houston, Texas, General Obligation Refunding Bonds, Series 2002, 5.250%, 3/01/20 (Pre-refunded	3/12 at 100.00	AA (4)	4,567,089
	3/01/12) – NPFG Insured
465	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	487,506
	Obligation Bonds, Series 2002A, 5.125%, 2/15/18 (Pre-refunded 2/15/12)
24,025	Total Texas			25,560,543
	Virginia – 0.5% (0.3% of Total Investments)
1,500	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.125%, 1/15/28 –	1/13 at 100.00	Aa3	1,500,105
	AMBAC Insured
	Washington – 9.9% (6.5% of Total Investments)
4,945	Broadway Office Properties, King County, Washington, Lease Revenue Bonds, Washington Project,	12/12 at 100.00	AAA	4,847,485
	Series 2002, 5.000%, 12/01/31 – NPFG Insured
5,250	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/12 at 100.00	AA	5,166,578
	Series 2002C, 5.125%, 7/01/33 – AMBAC Insured
5,000	King County, Washington, Sewer Revenue Bonds, Series 2006-2, Trust 1200, 13.231%, 1/01/26 –	1/17 at 100.00	AA+	4,971,200
	AGM Insured (IF)
2,135	Kitsap County Consolidated Housing Authority, Washington, Revenue Bonds, Bremerton Government	7/13 at 100.00	Aa3	2,149,390
	Center, Series 2003, 5.000%, 7/01/23 – NPFG Insured
1,935	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,	6/13 at 100.00	Aa1 (4)	2,133,725
	Series 2003, 5.250%, 12/01/17 (Pre-refunded 6/01/13) – FGIC Insured
9,670	Washington State, General Obligation Bonds, Series 2003D, 5.000%, 12/01/21 (Pre-refunded	6/13 at 100.00	AA+ (4)	10,607,410
	6/01/13) – NPFG Insured
28,935	Total Washington			29,875,788
	West Virginia – 1.1% (0.7% of Total Investments)
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and	No Opt. Call	N/R	3,204,690
	Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured
	Wisconsin – 5.7% (3.8% of Total Investments)
1,190	Sun Prairie Area School District, Dane County, Wisconsin, General Obligation Bonds, Series	3/14 at 100.00	Aa2	1,296,826
	2004C, 5.250%, 3/01/24 – AGM Insured
4,605	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	5,169,527
	Christian Charity Healthcare Ministry, Series 2003A, 5.875%, 9/01/33 (Pre-refunded 9/01/13)
2,840	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc.,	No Opt. Call	A1	3,005,686
	Series 1992A, 6.000%, 12/01/22 – FGIC Insured
3,600	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	2,999,916
	Services Inc., Series 2003A, 5.125%, 8/15/33
4,750	Wisconsin Health and Educational Facilities Authority, Revenue Refunding Bonds, Wausau	8/20 at 100.00	A	4,750,475
	Hospital Inc., Series 1998A, 5.125%, 8/15/20 – AMBAC Insured
16,985	Total Wisconsin			17,222,430
$ 498,575	Total Investments (cost $464,952,465) – 151.1%			458,174,482
	Floating Rate Obligations – (4.3)%			(13,040,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (27.4)% (5)			(83,000,000)
	Other Assets Less Liabilities – 2.8%			8,396,280
	Auction Rate Preferred Shares, at Liquidation Value – (22.2)% (5)			(67,375,000)
	Net Assets Applicable to Common Shares – 100%			$ 303,155,762

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$458,174,482	$—	$458,174,482
During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $454,085,670.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$14,048,109
Depreciation	(22,996,959)
Net unrealized appreciation (depreciation) of investments	$(8,948,850)

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 18.1% and 14.7%, respectively.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Tax-Free Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011